SUPPLEMENTARY CASH FLOW INFORMATION (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of supplementary cash flow information [abstract]
Release of restricted cash	$ 12,500	$ 0